ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2018
ACCRUED EXPENSES AND OTHER PAYABLES
Summary of Accrued expenses and other payables

	As of December 31,
	2017	2018

Accrued interest expenses	21,114	32,902
Accrued debt issuance costs	34,194	618
Income tax payable (note 19)	20,122	43,898
Consideration payables for acquisitions (note 8)	159,489	192,367
Deferred government grants	—	4,800
Accrued payroll and welfare benefits	47,432	77,134
Accrued professional fees	15,725	32,076
Other accrued operating expenses	38,118	52,618
Other payables	32,430	40,151
	368,624	476,564